Organization of Business and Going Concern	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Accounting Policies [Abstract]
Organization of Business and Going Concern

Note 1 – Organization of Business and Going Concern:

Generex Biotechnology Corporation (“Generex” or the “Company”), was formed in the State of Delaware on September 4, 1997 and its year-end is July 31. It is engaged primarily in the research and development of drug delivery systems and the use of the Company’s proprietary technology for the administration of formulations of large molecule drugs to the oral (buccal) cavity using a hand-held aerosol applicator; and through the Company’s wholly-owned subsidiary, Antigen Express, Inc. (“Antigen”), has undertaken work on immunomedicines incorporating proprietary vaccine formulations.

On January 18, 2017, the Company closed an Acquisition Agreement pursuant to which the Company acquired a 51% interest in NuGenerex Diagnostics LLC “NGDx,” formerly known as Hema Diagnostic Systems, LLC, a Florida limited liability company established in December 2000 to market and distribute rapid test devices including infectious diseases. Since 2002, NGDx has been developing an expanding line of rapid diagnostic tests (RDTs) including such diseases as Human Immunodeficiency Virus (HIV) – 1/2, tuberculosis, malaria, hepatitis, syphilis, typhoid and dengue as well as other infectious diseases. Subsequently, on December 1, 2018, the Company closed the acquisition of the remaining 49% interest in NGDx to become a wholly owned subsidiary of the Company.

On October 3, 2018, the Company entered into an Asset Purchase Agreement with Veneto Holdings, L.L.C. (“Veneto”) to purchase certain assets of Veneto and its subsidiaries. The Agreement bifurcated the closing. On October 3, 2018 (the “First Closing”), the Company purchased substantially all the operating assets of Veneto including (a)system of dispensing pharmacies, (b) one central adjudicating pharmacy, (c) a wholesale pharmaceutical purchasing company, and (d) an in-network laboratory. On November 1, 2018 the Company consummated the acquisition of the Second Closing Assets, consisting primarily of Veneto’s management services organization business and two additional ancillary services.

In March 2019, the Company changed its business model to no longer utilize their existing pharmacies. Going forward Veneto will conduct business exclusively through their management services organization (“MSO”) and by entering into more ancillary provider service agreements with third party pharmacies as an effort to reduce fixed costs and salaries. This was made practicable due to the decrease in overall script volume coupled with delays in the Company being able to receive operating licenses from various government agencies.

On January 7, 2019, the Company closed two separate Acquisition Agreements pursuant to which the Company acquired a 51% interest in both Regentys Corporation (“Regentys”) and Olaregen Therapeutix Inc. (“Olaregen”). Regentys is a regenerative medicine company focused on developing novel treatments for patients with gastrointestinal (GI) disorders. Olaregen is a New York based regenerative medicine company that is preparing to launch its proprietary, patented, wound conforming gel matrix, Excellagen, an FDA 510K cleared wound healing product. In the first quarter of 2020 the Company acquired increased its ownership of Olaregen to 77%.

On August 1, 2019, the Company, through its wholly owned subsidiary NDS, closed on Asset Purchase Agreements (the “APAs”) for the purchase of substantially all the operating assets of MediSource Partners, LLC (“MediSource”) and Pantheon Medical - Foot & Ankle, LLC (“Pantheon”) (Note – 16).

MediSource contracts with vendors (including Pantheon) for nationwide distribution of implants and devices for spine, hips, knees, foot, ankle, hand, and wrist surgeries. Additional product lines include biologics (blood, bone, tissue, and stem cells), durable medical equipment, and soft goods. MediSource also supplies kits to process bone marrow aspirates and platelet rich plasma biologics at the time of surgery.

Pantheon sells a physician friendly, “all-in-one,” integrated kit that includes plates, screws, and tools required for orthopedic surgeons and podiatrists conducting foot and ankle surgeries. Over the next three years, Pantheon expects to develop and submit several new product lines to the FDA, which will include cannulated surgical screws and surgical staples, as well as a proprietary Hammertoe System.

Going Concern

The accompanying unaudited condensed interim consolidated financial statements have been prepared in conformity with US GAAP, which contemplate continuation of the Company as a going concern. The Company has experienced recurring net losses and negative cash flows from operations since inception and has an accumulated deficit of approximately $428 million and a working capital deficiency of approximately $32.5 million at October 31, 2019. The Company has funded its activities to date almost exclusively from debt and equity financings.

The Company will continue to require substantial funds to implement its new investment acquisition plans.  Management’s plans in order to meet its operating cash flow requirements include financing activities such as private placements of its common stock, preferred stock offerings, and issuances of debt and convertible debt instruments. Management is also actively pursuing financial and strategic alternatives, including strategic investments and divestitures, industry collaboration activities and strategic partners.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the balance sheet date. There are no assurances that such additional funding will be achieved and that the Company will succeed in its future operations. The unaudited condensed interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s inability to obtain required funding in the near future or its inability to obtain funding on favorable terms will have a material adverse effect on its operations and strategic development plan for future growth. If the Company cannot successfully raise additional capital and implement its strategic development plan, its liquidity, financial condition and business prospects will be materially and adversely affected, and the Company may have to cease operations.

Note 1 – Organization of Business and Going Concern:

Generex Biotechnology Corporation (“Generex” or the “Company”), was formed in the State of Delaware on September 4, 1997 and its year-end is July 31. It is engaged primarily in the research and development of drug delivery systems and the use of the Company’s proprietary technology for the administration of formulations of large molecule drugs to the oral (buccal) cavity using a hand-held aerosol applicator; and through the Company’s wholly-owned subsidiary, Antigen Express, Inc. (“Antigen”), has undertaken work on immunomedicines incorporating proprietary vaccine formulations.

On January 18, 2017, the Company closed an Acquisition Agreement pursuant to which the Company acquired a 51% interest in NuGenerex Diagnostics LLC “NGDx,” formerly known as Hema Diagnostic Systems, LLC, a Florida limited liability company established in December 2000 to market and distribute rapid test devices including infectious diseases. Since 2002, NGDx has been developing an expanding line of rapid diagnostic tests (RDTs) including such diseases as Human Immunodeficiency Virus (HIV) – 1/2, tuberculosis, malaria, hepatitis, syphilis, typhoid and dengue as well as other infectious diseases. Subsequently, on December 1, 2018, the Company exercised its call option and closed the acquisition of the remaining 49% interest in NGDx to become a wholly owned subsidiary of the Company.

On October 3, 2018, the Company entered into an Asset Purchase Agreement with Veneto Holdings, L.L.C. (“Veneto”) to purchase certain assets of Veneto and its subsidiaries. The Agreement bifurcated the closing. On October 3, 2018 (the “First Closing”), the Company purchased substantially all the operating assets of Veneto including (a)system of dispensing pharmacies, (b) one central adjudicating pharmacy, (c) a wholesale pharmaceutical purchasing company, and (d) an in-network laboratory. On November 1, 2018 the Company consummated the acquisition of the Second Closing Assets, consisting primarily of Veneto’s management services organization business and two additional ancillary services.

In March 2019, the Company changed its business model to no longer utilize their existing pharmacies. This shift resulted in breaking their existing lease agreements with their pharmacies, lab and lab related equipment which resulted in a liability of $744,958 as of July 31, 2019 and disposing the applicable leasehold improvements, reduction of employees and no longer holding and selling inventory. Going forward Veneto will conduct business exclusively through their management services organization and by entering into more ancillary provider service agreements with third party pharmacies as an effort to reduce fixed costs and salaries. This was made practicable due to the decrease in overall script volume coupled with delays in the Company being able to receive operating licenses from various government agencies.

On January 7, 2019, the Company closed two separate Acquisition Agreements pursuant to which the Company acquired a 51% interest in both Regentys Corporation (“Regentys”) and Olaregen Therapeutix Inc. (“Olaregen”). Regentys is a regenerative medicine company focused on developing novel treatments for patients with gastrointestinal (GI) disorders. Olaregen is a New York based regenerative medicine company that is preparing to launch its proprietary, patented, wound conforming gel matrix, Excellagen, an FDA 510K cleared wound healing product.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which contemplate continuation of the Company as a going concern. The Company has experienced recurring net losses and negative cash flows from operations since inception and has an accumulated deficit of approximately $418.7 million and a working capital deficiency of approximately $28 million at July 31, 2019. The Company has funded its activities to date almost exclusively from debt and equity financings.

The Company will continue to require substantial funds to implement its new investment acquisition plans.  Management’s plans in order to meet its operating cash flow requirements include financing activities such as private placements of its common stock, preferred stock offerings, and issuances of debt and convertible debt instruments. Management is also actively pursuing financial and strategic alternatives, including strategic investments and divestitures, industry collaboration activities and strategic partners.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the balance sheet date. There are no assurances that such additional funding will be achieved and that the Company will succeed in its future operations. The unaudited condensed interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s inability to obtain required funding in the near future or its inability to obtain funding on favorable terms will have a material adverse effect on its operations and strategic development plan for future growth. If the Company cannot successfully raise additional capital and implement its strategic development plan, its liquidity, financial condition and business prospects will be materially and adversely affected, and the Company may have to cease operations.